Debt Securities - Summary of Unsubordinated Debt Securities Outstanding Issued Under the Global Programs (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Debt Securities	$ 186,896,801	$ 422,488,868
Grupo Financiero Galicia S.A.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Debt Securities	$ 155,577,771	382,298,566
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value			$ 250,000
Term	120 months
LI Serie II | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 3,284,942	$ 3,284,942
Term	730 days	730 days
Rate	6.00%	6.00%	6.00%	6.00%
Debt Securities	$ 5,549,687	$ 22,853,101
LIII Serie II | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 4,192,612	$ 4,192,612
Term	730 days	730 days
Rate	5.25%	5.25%	5.25%	5.25%
Debt Securities	$ 7,510,051	$ 30,242,976
LIV Serie II | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 4,779,859	$ 4,779,859
Term	730 days	730 days
Rate	4.99%	4.99%	4.99%	4.99%
Debt Securities	$ 12,448,524	$ 34,329,999
LV Serie II | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 10,141,234	$ 10,141,234
Term	548 days	548 days
Rate	3.00%	3.00%	3.00%	3.00%
Debt Securities	$ 12,489,778	$ 52,490,398
LVII | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 12,512,200	$ 8,437,300
Term	365 days	365 days
Rate	4.50%	4.50%	4.50%	4.50%
Debt Securities	$ 22,434,392	$ 57,604,972
LVIII | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 12,214,678
Term	366 days
Rate	5.00%		5.00%
Debt Securities	$ 9,355,914
LIX | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 12,072,087
Term	366 days
Rate	5.00%		5.00%
Debt Securities	$ 25,150,161
LX | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 27,381,323
Term	366 days
Rate	5.00%		5.00%
Debt Securities	$ 48,304,758
LII | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value			$ 7,500	$ 7,500
Term	770 days	770 days
Rate	5.00%	5.00%	5.00%	5.00%
Debt Securities			$ 12,334,506	$ 8,366,781
Global Program for Issuance of Unsubordinated Negotiable Obligations Class Six | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Term	6 months
Green Bond
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Debt Securities	$ 31,319,030	$ 40,190,302
XII | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 5,829,400
Term		6 months
Rate		0.00%		0.00%
Debt Securities		$ 37,237,258
XLIX Serie II | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 1,246,500
Term		730 days
Rate		7.24%		7.24%
Debt Securities		$ 11,176,218
LI Serie I | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 2,715,058
Term		365 days
Rate		3.99%		3.99%
Debt Securities		$ 19,154,899
LIII Serie I | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 4,532,644
Term		365 days
Rate		3.75%		3.75%
Debt Securities		$ 33,141,854
LIV Serie I | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 3,220,141
Term		365 days
Rate		2.85%		2.85%
Debt Securities		$ 23,672,243
LV Serie I | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 6,968,538
Term		270 days
Rate		0.00%		0.00%
Debt Securities		$ 42,456,312
XLVII | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value				$ 8,500
Term		742 days
Rate		7.00%		7.00%
Debt Securities				$ 9,571,555